Label	Element	Value
DailyDelta SP500 Upside Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DailyDeltaTM SP500 Upside Option Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to limit single-day risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value of the S&P 500 Index (the “SP500 Index”), which is an index that is designed to track the performance of the 500 of the largest companies listed on stock exchanges in the United States. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash settled exchange traded index options that are designed to track the daily changes in the value of the SP500 Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead any payments are made in cash.

Purchasing Call Options. To enhance the Fund's potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the SP500 Index. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is closest to the then-current value of the SP500 Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the SP500 Index) on days when the SP500 Index has positive performance. In contrast, on days when the SP500 Index is flat or declines, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market condition, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

●	U.S. Treasuries. The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund's investments in U.S. Treasury securities is expected to be approximately 6 months.

Why invest in the Fund?

●	The Fund seeks to generate greater positive returns than experienced by the SP500 Index (on days the SP500 Index’s value increases).

●	The Fund seeks to limit daily risk of its options positions to no more than 10% of the Fund’s NAV.

An investment in the Fund is not an investment in the SP500 Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the SP500 Index on days when the SP500 Index has increased in value. The Fund’s options strategy will produce positive performance only to the extent that the cash received from the settlement of the options positions exceeds that day’s options premium.

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the SP500 Index decreases in value, does not change in value, or if the returns based on the appreciation of the SP500 Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the SP500 Index.

●	The Fund does not invest directly in companies that comprise the SP500 Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the SP500 Index.

See “Additional Information about the Funds” for additional information regarding the SP500 Index.

The Fund’s Use of SP500 Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the SP500 Index (or on passively managed ETFs that seek to track the SP500 Index’s performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash.

Under normal market conditions, each day, the Fund will invest in options to seek exposure to the SP500 Index in excess of the Fund’s net assets. If the value of the SP500 Index increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the SP500 Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund's exposure to the SP500 Index, the Fund will receive returns equal to a multiple of the appreciation of the value of the SP500 Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the SP500 Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the SP500 Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the SP500 Index price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Fund’s Return Profile vs the SP500 Index

For the reasons stated above, the Fund’s performance will differ from that of the SP500 Index. The performance differences will depend on, among other things, the value of the SP500 Index, changes in the price of the SP500 Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDeltaTM SP500 Upside Option Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the SP500 Index)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is closest to the then-current value of the SP500 Index at the time of purchase.

If at the expiration of the option, the value of the SP500 Index has appreciated in excess of the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If at the expiration of the option the value of the SP500 Index has decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the SP500 Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, Kelly Strategic Management, LLC (the “Adviser”), Tidal Investments LLC (“Tidal” or the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the SP500 Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE SP500 INDEX.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at http://dailydeltaetfs.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://dailydeltaetfs.com
DailyDelta SP500 Upside Option Strategy ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
DailyDelta SP500 Upside Option Strategy ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
DailyDelta SP500 Upside Option Strategy ETF | Referenced Index Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the SP500 Index (or on ETFs that track the SP500 Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the SP500 Index or an ETF that tracks the SP500 Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the SP500 Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The SP500 Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the SP500 Index but will be subject to declines in the performance of the SP500 Index.

Index Trading Risk. The trading price of the SP500 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

DailyDelta SP500 Upside Option Strategy ETF | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Index and the derivative, which may prevent the Fund from achieving its investment objective. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. Additionally, purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option.

The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of the option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

DailyDelta SP500 Upside Option Strategy ETF | NAV Erosion Risk Due to Options Expirations [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Options Expirations. When the Fund invests in options, there is a risk that they may expire worthless. A repeated occurrence of the Fund’s options expiring worthless may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

The table below provides an example of how the NAV of the Fund could be impacted in the event that the Fund’s options expired worthless for an extended period of time. The table below is for illustrative purposes only, and does not consider the Fund’s fees and expenses or the performance of the Fund’s other investments, such as U.S. Treasury securities. As such, the Fund’s actual performance in such a scenario as illustrated in the table would be different. The table assumes (i) a starting NAV for the Fund of $10 million, (ii) that each day, the maximum amount of options are purchased as allowed by the Fund’s strategy, and (iii) each day, all options purchased by the Fund expire worthless. Under the assumptions in this table, within 10 days, the Fund loses 69% of its value.

Day	Options Premium Paid	NAV
0	$ -	$ 10,000,000
1	$ 1,000,000	$ 9,000,000
2	$ 900,000	$ 8,100,000
3	$ 810,000	$ 7,290,000
4	$ 729,000	$ 6,561,000
4	$ 656,100	$ 5,904,900
5	$ 590,490	$ 5,314,410
6	$ 531,440	$ 4,782,970
7	$ 478,300	$ 4,304,670
8	$ 430,470	$ 3,874,200
9	$ 387,420	$ 3,486,780
10	$ 348,680	$ 3,138,110

DailyDelta SP500 Upside Option Strategy ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund will invest in exchange traded call options which are guaranteed for settlement by the Options Clearing Corporation (“OCC”). As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

DailyDelta SP500 Upside Option Strategy ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DailyDelta SP500 Upside Option Strategy ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy will generally require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

DailyDelta SP500 Upside Option Strategy ETF | General Market Risk [Member]
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General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

DailyDelta SP500 Upside Option Strategy ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

DailyDelta SP500 Upside Option Strategy ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

DailyDelta SP500 Upside Option Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single index, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

DailyDelta SP500 Upside Option Strategy ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

DailyDelta SP500 Upside Option Strategy ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

DailyDelta SP500 Upside Option Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

DailyDelta SP500 Upside Option Strategy ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

DailyDelta SP500 Upside Option Strategy ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it timely distributes to Shareholders, provided that it satisfies certain source-of-income, diversification and distribution requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to U.S. federal income tax imposed at corporate rates, and a shareholder may be required to include in its income the amount of any distribution received from the Fund. To comply with the asset diversification requirements applicable to a RIC, the Fund will attempt to ensure that the value of its investments, including options, in a single issuer is never more than 25% of the total value of Fund assets at the close of any quarter. If the value of the Fund’s investments in a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

DailyDelta SP500 Upside Option Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

DailyDelta SP500 Upside Option Strategy ETF | DailyDelta SP500 Upside Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 428

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.